LOANS, FINANCING AND DEBENTURES - Issuance of credit transactions (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Expires 01/11/2035
Disclosure of detailed information about borrowings [line items]
Principal amount	R$ 4,219,050
Eletrobras - Due 04/15/2029
Disclosure of detailed information about borrowings [line items]
Principal amount	1,988,895
Eletrobras - Due 04/15/2031
Disclosure of detailed information about borrowings [line items]
Principal amount	R$ 1,019,900
Eletrobras - Due 09/15/2034
Disclosure of detailed information about borrowings [line items]
Interest (as a percent)	6.87%
Principal amount	R$ 1,600,000
CHESF - Due 04/15/2029
Disclosure of detailed information about borrowings [line items]
Principal amount	1,000,000
CHESF - Due 06/15/2031
Disclosure of detailed information about borrowings [line items]
Principal amount	4,900,000
CHESF - Due 09/15/2031
Disclosure of detailed information about borrowings [line items]
Principal amount	1,336,250
CHESF - Due 09/15/2034
Disclosure of detailed information about borrowings [line items]
Principal amount	566,250
CGT Eletrosul - Due 04/15/2031
Disclosure of detailed information about borrowings [line items]
Principal amount	500,000
Eletronorte Due 09/15/2031
Disclosure of detailed information about borrowings [line items]
Principal amount	566,250
Eletronorte Due 04/15/2031
Disclosure of detailed information about borrowings [line items]
Principal amount	1,336,250
Commercial Notes Eletrobras - Due 06/15/2026
Disclosure of detailed information about borrowings [line items]
Principal amount	R$ 2,000,000
CDI | Expires 01/11/2035
Disclosure of detailed information about borrowings [line items]
Interest rate	122.59%
DI | Eletrobras - Due 04/15/2029
Disclosure of detailed information about borrowings [line items]
Interest rate	0.85%
DI | Eletrobras - Due 04/15/2031
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%
DI | CHESF - Due 04/15/2029
Disclosure of detailed information about borrowings [line items]
Interest rate	0.85%
DI | CHESF - Due 06/15/2031
Disclosure of detailed information about borrowings [line items]
Interest rate	0.31%
DI | CHESF - Due 09/15/2031
Disclosure of detailed information about borrowings [line items]
Interest rate	0.85%
DI | CHESF - Due 09/15/2034
Disclosure of detailed information about borrowings [line items]
Interest rate	1.05%
DI | Eletronorte Due 09/15/2034
Disclosure of detailed information about borrowings [line items]
Interest rate	1.05%
DI | Eletronorte Due 09/15/2031
Disclosure of detailed information about borrowings [line items]
Interest rate	0.85%
DI | Commercial Notes Eletrobras - Due 06/15/2026
Disclosure of detailed information about borrowings [line items]
Interest rate	0.75%
IPCA | Eletrobras - Due 04/15/2031
Disclosure of detailed information about borrowings [line items]
Interest rate	6.34%
Principal amount	R$ 1,000,000
IPCA | Commercial Notes Eletrobras - Due 06/15/2026
Disclosure of detailed information about borrowings [line items]
Interest rate	6.34%